RELATED PARTIES (Narrative) (Details) ₪ in Thousands				1 Months Ended		2 Months Ended		12 Months Ended
	Sep. 11, 2022	May 04, 2021 ILS (₪)	May 04, 2021 USD ($)	Mar. 28, 2022 Options	Apr. 30, 2021 USD ($)	Mar. 10, 2021 ILS (₪)	Mar. 10, 2021 USD ($)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 ILS (₪) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of transactions between related parties [line items]
Compensation									$ 32,402,000	$ 24,141,000		$ 15,951,000
Description of reverse share split in a ratio	10:1
Reuven Amar
Disclosure of transactions between related parties [line items]
Total expenses of related parties									206,000	$ 193,000		$ 107,000
Options to shares issued of related parties | shares										2,500	2,500	2,500
Oded Frenkel
Disclosure of transactions between related parties [line items]
Total expenses of related parties									236,000	$ 259,000		$ 135,000
Options to shares issued of related parties | shares											2,500	2,500
Shai Ben Avi
Disclosure of transactions between related parties [line items]
Total expenses of related parties									375,000	382,000		$ 256,000
Options to shares issued of related parties | shares											30,000	30,000
Mr. Yair Nechmad
Disclosure of transactions between related parties [line items]
Payment of management and consulting fee		₪ 140	$ 43,000			₪ 50	$ 15,000	₪ 50	14,500
One-time payments											₪ 190	$ 55,000
Monthly cost						150	46,000
Payment for each of year related parties								143					$ 43,000
Mr. David Ben Avi
Disclosure of transactions between related parties [line items]
Payment of management and consulting fee		₪ 140	$ 43,000			50	15,000	50	14,500
One-time payments								190	$ 55,000
Monthly cost						₪ 150	$ 46,000
Payment for each of year related parties								₪ 143					43,000
Mr. Amir Nechmad
Disclosure of transactions between related parties [line items]
Payment for each of year related parties										96,000					$ 187,000	$ 184,000
Annual interest					6.00%			6.00%	6.00%
Aggregate amount of related parties									$ 7,600,000
Company credit line value					$ 2,000,000									$ 1,300,000
Director
Disclosure of transactions between related parties [line items]
Insurance policy covering risk								₪ 67,000					$ 20,000,000
Insurance policy claim									5,000,000
Mr Arnon Nechmad
Disclosure of transactions between related parties [line items]
Total expenses of related parties									83,000	42,000		14,000
Mrs. Tal Tenenboim
Disclosure of transactions between related parties [line items]
Compensation									$ 26,000	22,000
Number of share options granted | Options				500
Ms. Gilat Gordon
Disclosure of transactions between related parties [line items]
Total expenses of related parties										$ 57,000		$ 60,000
Wise-Sec Ltd.
Disclosure of transactions between related parties [line items]
Patents and intellectual property value											₪ 2,676				$ 806,000